Subsequent events (Details) - CMPL $ in Millions	6 Months Ended
	Jun. 30, 2025 D	Jun. 16, 2023 USD ($) tranche
Subsequent events
Number of contingent payments | tranche		2
Copper contingent consideration payment amount | $		$ 75
Threshold number of business day available for non-payment of the first tranche of contingent consideration | D	1
Number of anniversary period determined for non-payment of tranche one of the contingent consideration	3 years